17 Inventories	12 Months Ended
Dec. 31, 2020
Disclosure Of Inventories Abstract
Inventories
17	Inventories

	2020 £’000	2019 £’000	2018 £’000
Finished goods	–	–	–
Total inventories	–	–	–
There was no stock held at 31 December 2020.